Basis of preparation and significant accounting policies (Details) € in Millions, item in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 EUR (€)	Mar. 31, 2021 EUR (€) aircraft item	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Sep. 30, 2021	Jul. 22, 2021 aircraft	Jun. 30, 2021 EUR (€)	Apr. 30, 2020 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Percentage expects to operate					83.00%
Net debt		€ 615.0					€ 1,662.0
Amount of financing raised		€ 400.0
Interest rate percentage		(0.26%)	0.73%	0.01%
Number of unencumbered aircrafts | aircraft						378
Percentage of unencumbered aircrafts						90.00%
Reclassified cash outflows from investing to operating activities			€ 617.0	€ 258.0
Property, plant and equipment long-lived assets		€ 8,361.1	9,438.0	€ 9,029.6
Number of aircraft | aircraft		451
Proceeds from government grants		€ 84.0
Fuel and oil operating expenses
Disclosure of voluntary change in accounting policy [line items]
Net Derivative financial instrument asset (liability)		46.0	1,228.0
Debt Acquired Under HMT And Bank Of England CCFF
Disclosure of voluntary change in accounting policy [line items]
Unsecured debt from syndicated bank facility								€ 600.0
Foreign currency forward contracts
Disclosure of voluntary change in accounting policy [line items]
Net Derivative financial instrument asset (liability)		€ 171.0	€ 486.0
Minimum
Disclosure of voluntary change in accounting policy [line items]
Forecasting traffic guests | item		90
Cash							€ 4,000.0
Maximum
Disclosure of voluntary change in accounting policy [line items]
Forecasting traffic guests | item		100
Fixed rate
Disclosure of voluntary change in accounting policy [line items]
Interest rate percentage		1.40%	1.42%	1.48%
Floating rate
Disclosure of voluntary change in accounting policy [line items]
Interest rate percentage		0.70%	0.62%	0.83%
Floating rate | Debt Acquired Under HMT And Bank Of England CCFF
Disclosure of voluntary change in accounting policy [line items]
Interest rate percentage		0.46%						0.44%
0.875% unsecured Eurobonds
Disclosure of voluntary change in accounting policy [line items]
Amount of financing raised	€ 1,200.0
Term of debt		5 years
0.875% unsecured Eurobonds | Fixed rate
Disclosure of voluntary change in accounting policy [line items]
Interest rate percentage		0.875%
Hangar and Buildings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		€ 90.1	€ 77.7	€ 52.0
Plant and equipment (excluding aircraft)
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		67.0	77.2	49.7
Fixtures and Fittings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		10.7	13.6	14.8
Motor vehicles
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		0.4	0.5	0.6
Aircraft
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets		€ 8,192.9	€ 9,269.0	€ 8,912.5
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft		15.00%
Useful life		23 years
Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Amortization period		8 years
Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Amortization period		12 years
Boeing 737 Aircraft
Disclosure of voluntary change in accounting policy [line items]
Number of aircraft | aircraft		419
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft		15.00%
Useful life		23 years
Boeing 737-800s
Disclosure of voluntary change in accounting policy [line items]
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft		15.00%
Boeing 737 Under Operating Lease
Disclosure of voluntary change in accounting policy [line items]
Number of aircraft | aircraft		3
Airbus A320 under operating lease
Disclosure of voluntary change in accounting policy [line items]
Number of aircraft | aircraft		29
Boeing737 8200s Aircraft
Disclosure of voluntary change in accounting policy [line items]
Number of aircraft expected to be received | aircraft		12
Number of aircraft expected to be received in advance | aircraft		50
Landing rights
Disclosure of voluntary change in accounting policy [line items]
Impairment of intangible assets		€ 0.0